Revision of Previously Issued Financial Statements - Schedule of condensed Consolidated Balance Sheet (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Balance Sheet
Additional paid-in capital	$ 288,696					$ 288,696		$ 50,096	$ 18,273
Accumulated deficit	(125,351)					(125,351)		(42,643)	(26,719)
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue	61,028		$ 56,774			192,774	$ 134,709	183,713	55,075
Research and development	2,116		1,438			9,653	4,047	5,222	3,960
Selling and marketing	2,224		1,041			6,421	2,374	3,545	1,897
General and administrative	10,392		2,912			63,217	7,630	11,798	4,563
Total operating expenses	14,732		5,391			79,291	14,051	20,565	10,420
Loss from operations	(22,771)		(2,525)			(103,261)	(5,587)	(16,926)	(12,371)
Loss before income taxes	(22,875)		(2,630)			(82,216)	(5,966)	(17,406)	(12,825)
Net loss	(22,916)		(2,840)	$ (59,792)	$ (3,356)	(82,707)	(6,196)	(15,924)	(13,495)
Comprehensive loss	$ (22,913)		$ (2,852)			$ (82,698)	$ (6,216)	$ (15,927)	$ (13,495)
Basic loss per share	$ (0.24)		$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)
Diluted loss per share	$ (0.24)		$ (0.04)			$ (1.00)	$ (0.09)	$ (0.23)	$ (0.22)
Basic weighted-average number of common shares outstanding	94,596,519		67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Diluted weighted-average number of common shares outstanding	94,596,519		67,567,724			82,677,824	69,857,468	68,810,533	62,043,383
Statement of Stockholders' Equity [Abstract]
Net Income (loss)	$ (22,916)		$ (2,840)	(59,792)	(3,356)	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Stockholders equity	163,359	$ 180,772	16,720	180,772	19,124	163,359	16,720	7,451	(8,445)	$ (1,856)
Statement of Cash Flows [Abstract]
Net loss	(22,916)		(2,840)	(59,792)	(3,356)	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Note 11. Net loss per share
Potential common shares excluded from diluted net loss per share						15,208	22,188	22,647,000	13,331,000
Product
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue	48,090		46,513			$ 146,964	$ 114,883	$ 155,967	$ 44,212
Additional Paid-in Capital
Statement of Stockholders' Equity [Abstract]
Stockholders equity	288,696	283,196	49,654	283,196	49,206	288,696	49,654	50,096	18,273	11,367
Accumulated Deficit
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(22,916)		(2,840)	(59,792)	(3,356)			(15,924)	(13,495)
Statement of Stockholders' Equity [Abstract]
Net Income (loss)	(22,916)		(2,840)	(59,792)	(3,356)			(15,924)	(13,495)
Stockholders equity	(125,351)	(102,435)	(32,915)	(102,435)	(30,075)	$ (125,351)	$ (32,915)	(42,643)	(26,719)	$ (13,224)
Statement of Cash Flows [Abstract]
Net loss	$ (22,916)		$ (2,840)	(59,792)	$ (3,356)			$ (15,924)	$ (13,495)
As Previously Reported
Condensed Consolidated Balance Sheet
Additional paid-in capital		286,687		286,687
Accumulated deficit		(105,926)		(105,926)
Condensed Consolidated Statement of Comprehensive Loss
Research and development		5,585		7,539
Selling and marketing		3,258		4,358
General and administrative		51,063		56,147
Total operating expenses		59,906		68,044
Loss from operations		(75,963)		(83,982)
Loss before income taxes		(55,590)		(62,833)
Net loss		(55,841)		(63,283)
Comprehensive loss		$ (55,834)		$ (63,277)
Basic loss per share		$ (0.70)		$ (0.87)
Diluted loss per share		$ (0.70)		$ (0.87)
Basic weighted-average number of common shares outstanding		79,229,174		73,106,935
Diluted weighted-average number of common shares outstanding		79,229,174		73,106,935
Statement of Stockholders' Equity [Abstract]
Net Income (loss)		$ (55,841)		$ (63,283)
Stock-based compensation		56,192		56,641
Statement of Cash Flows [Abstract]
Net loss		(55,841)		(63,283)
Stock-based compensation		56,192		$ 56,641
Note 11. Net loss per share
Shares of common stock issuable upon vesting of restricted stock awards				15,079
Potential common shares excluded from diluted net loss per share				23,231
As Previously Reported | Product
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue		43,885		$ 98,881
As Previously Reported | Additional Paid-in Capital
Condensed Consolidated Balance Sheet
Additional paid-in capital		286,687		286,687
As Previously Reported | Accumulated Deficit
Condensed Consolidated Balance Sheet
Accumulated deficit		(105,926)		(105,926)
Adjustments
Condensed Consolidated Balance Sheet
Additional paid-in capital		(3,491)		(3,491)
Accumulated deficit		3,491		3,491
Condensed Consolidated Statement of Comprehensive Loss
Research and development		(2)		2
Selling and marketing		(161)		161
General and administrative		(3,321)		3,321
Total operating expenses		(3,484)		(3,484)
Loss from operations		3,491		3,491
Loss before income taxes		3,491		3,491
Net loss		3,491		3,491
Comprehensive loss		$ 3,491		$ 3,491
Basic loss per share		$ 0.09		$ 0.09
Diluted loss per share		$ 0.09		$ 0.09
Basic weighted-average number of common shares outstanding		6,927,135		3,474,582
Diluted weighted-average number of common shares outstanding		6,927,135		3,474,582
Statement of Stockholders' Equity [Abstract]
Net Income (loss)		$ 3,491		$ 3,491
Stock-based compensation		(3,491)		(3,491)
Statement of Cash Flows [Abstract]
Net loss		3,491		3,491
Stock-based compensation		(3,491)		$ (3,491)
Note 11. Net loss per share
Shares of common stock issuable upon vesting of restricted stock awards				9,885
Potential common shares excluded from diluted net loss per share				9,885
Adjustments | Product
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue		7		$ 7
Adjustments | Additional Paid-in Capital
Condensed Consolidated Balance Sheet
Additional paid-in capital		(3,491)		(3,491)
Adjustments | Accumulated Deficit
Condensed Consolidated Balance Sheet
Accumulated deficit		3,491		3,491
As Revised
Condensed Consolidated Balance Sheet
Additional paid-in capital		283,196		283,196
Accumulated deficit		(102,435)		(102,435)
Condensed Consolidated Statement of Comprehensive Loss
Research and development		5,583		7,537
Selling and marketing		3,097		4,197
General and administrative		47,742		52,826
Total operating expenses		56,422		64,560
Loss from operations		(72,472)		(80,491)
Loss before income taxes		(52,099)		(59,342)
Net loss		(52,350)		(59,792)
Comprehensive loss		$ (52,343)		$ (59,786)
Basic loss per share		$ (0.61)		$ (0.78)
Diluted loss per share		$ (0.61)		$ (0.78)
Basic weighted-average number of common shares outstanding		86,156,309		76,581,517
Diluted weighted-average number of common shares outstanding		86,156,309		76,581,517
Statement of Stockholders' Equity [Abstract]
Net Income (loss)		$ (52,350)		$ (59,792)
Stock-based compensation		52,701		53,150
Statement of Cash Flows [Abstract]
Net loss		(52,350)		(59,792)
Stock-based compensation		52,701		$ 53,150
Note 11. Net loss per share
Shares of common stock issuable upon vesting of restricted stock awards				5,194
Potential common shares excluded from diluted net loss per share				13,346
As Revised | Product
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue		43,878		$ 98,874
As Revised | Additional Paid-in Capital
Condensed Consolidated Balance Sheet
Additional paid-in capital		283,196		283,196
As Revised | Accumulated Deficit
Condensed Consolidated Balance Sheet
Accumulated deficit		$ (102,435)		$ (102,435)